SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
13.	SHARE-BASED PAYMENTS

Share-based compensation expense recorded during the years ended December 31, 2024 and 2023 was as follows:

	2024	2023
Restricted share unit plan expense, including restricted performance shares (i)	$30.2	$19.0
Deferred share units expense (ii)	1.7	1.6
Employer portion of employee share purchase plan (iii)	2.8	2.4
Total share-based compensation expense	$34.7	$23.0

i.	Restricted share plans

The Company has a Restricted Share Plan and a Restricted Share Unit Plan (Cash-Settled) whereby RSUs and RPSUs may be granted to employees, officers and contractors of the Company. Under the Restricted Share Plan, the aggregate number of shares reserved for issuance may not exceed 50 million common shares. The number of common shares available for the granting of restricted shares under this plan as at December 31, 2024 was 16.6 million.

(a)	Restricted share units

RSUs are generally exercisable into one common share, entitling the holder to acquire the common share for no additional consideration. RSUs vest over a three-year period.

The following table summarizes information about all RSUs and related changes during the years ended December 31, 2024 and 2023:

	2024		2023
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	6,672	5.80	4,905	7.44
Granted	3,593	7.38	4,847	5.16
Reinvested	112	6.23	182	5.90
Redeemed - Cash	(1,857)	6.14	(1,325)	7.85
Redeemed - Equity	(1,159)	6.41	(990)	7.62
Forfeited	(1,141)	6.21	(947)	6.28
Outstanding as at December 31	6,220	6.43	6,672	5.80

As at December 31, 2024, the Company had recognized a liability of $20.9 million (December 31, 2023 - $13.0 million) within employee related accrued liabilities (see Note 6vi) in respect of its cash-settled RSUs.

(b)	Restricted performance share units

The RPSUs are subject to certain vesting requirements and vest at the end of three years. The vesting requirements are based on certain performance criteria over the vesting period established by the Company.

The following table summarizes information about the RPSUs and related changes during the years ended December 31, 2024 and 2023:

	2024		2023
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	4,091	6.47	3,394	8.06
Granted	1,539	6.87	2,028	4.68
Reinvested	72	6.15	103	6.08
Redeemed	(611)	8.79	(463)	8.13
Forfeited	(883)	7.17	(971)	7.43
Outstanding as at December 31	4,208	6.13	4,091	6.47

ii.	Deferred share unit plan

The Company has a DSU plan for its outside directors which provides that each outside director receives, on the last date in each quarter a number of DSUs having a value equal to a minimum of 50% of the compensation of the outside director for the current quarter. Each outside director can elect to receive a greater percentage of their compensation in DSUs. The number of DSUs granted to an outside director is based on the closing price of the Company’s common shares on the TSX on the business day immediately preceding the DSU issue date. At such time as an outside director ceases to be a director, the Company will make a cash payment on the outstanding DSUs to the outside director in accordance with the redemption election made by the departing director or in the absence of an election to defer redemption, in accordance with the default redemption provisions provided in the DSU Plan.

The number of DSUs granted by the Company and the weighted average fair value per unit issued for the years ended December 31, 2024 and 2023 are as follows:

	Years ended December 31, 2024
	2024	2023
DSUs granted (000’s)	173	329
Weighted average grant-date fair value ($C/ unit)	$10.91	$6.66

There were 2,128,217 DSUs outstanding, for which the Company had recognized a liability of $19.8 million, as at December 31, 2024 (December 31, 2023 – $11.9 million), within employee related accrued liabilities (see Note 6vi).

iii.Employee share purchase plan (SPP)

The Company has an employee SPP whereby certain employees of the Company have the opportunity to contribute up to a maximum of 10% of their annual base salary to purchase common shares. Since 2004, the Company has made contributions equal to 50% of the employees’ contributions.

iv.Share option plan

The Company has a share option plan for officers, employees, and contractors enabling them to purchase common shares. Under the share option plan, the aggregate number of shares reserved for issuance may not exceed 31.2 million common shares. Additionally, the aggregate number of common shares reserved for issuance under the share option plan to insiders, at any one time upon the exercise of options and pursuant to all other compensation arrangements of the Company shall not exceed 10% of the total number of common shares then outstanding. Each option granted under the plan is for a maximum term of seven years. One-third of the options granted are exercisable each year commencing one year after the date of grant. The exercise price is determined by the Company’s Board of Directors at the time the option is granted, and may not be less than the closing market price of the common shares on the last trading day prior to the grant date of the option. The share options outstanding as at December 31, 2024 expire at various dates through 2026. The number of common shares available for the granting of options as at December 31, 2024 was 17.9 million.

The following table summarizes the status of the share option plan and changes during the years ended December 31, 2024 and 2023:

	2024		2023
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000's)	(C$/option)	(000's)	(C$/option)
Balance as at January 1	859	$4.68	7,186	$2.84
Exercised	(824)	4.69	(6,327)	2.59
Outstanding as at December 31	35	$4.60	859	$4.68
Exercisable as at December 31	35	$4.60	859	$4.68

For the year ended December 31, 2024, the weighted average share price at the date of exercise was C$10.04 (December 31, 2023 – C$5.61). The outstanding and exercisable options have a weighted average remaining contractual life of 1.11 years.